Financial liabilities designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Liabilities Designated at Fair Value through Profit or Loss

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Shares	31	9	40	6	53	59
Debt securities	6	146	152	49	357	406

Total	37	155	192	55	410	465